Subsequent events	12 Months Ended
Dec. 31, 2022
Text block1 [abstract]
Subsequent events
Note 22. Subsequent events
On January
 4, 2023, Cellectis established an At-The-Market (ATM) Program on Nasdaq. Cellectis has filed a prospectus supplement with the Securities and Exchange Commission (“SEC”), pursuant to which it may offer and sell to eligible investors a maximum gross amount of up to $
60.0
million of American Depositary Shares (“ADS”), each representing one ordinary share of Cellectis, nominal value €
0.05
 per share, from time to time in sales deemed to be an “at the market offering” pursuant to the terms of a sales agreement with Jefferies LLC (“Jefferies”), acting as sales agent. The timing of any sales will depend on a variety of factors. The at-the-market (“ATM”) program is presently intended to be effective through the expiration of the existing registration statement, i.e.
July 6, 2025
, unless terminated prior to such date in accordance with the sales agreement or the maximum amount of the program has been reached. The ADSs and the underlying ordinary shares will be issued through a capital increase without shareholders’ preferential subscription rights under the provisions of Article L. 225-138 of the French Commercial Code (Code de commerce) as decided by the board of directors (the “Board”) of Cellectis on December 15, 2022 pursuant to the 11th and/or 13th resolutions adopted by the Combined General Meeting of Shareholders held on June 28, 2022 (or any substitute resolutions, adopted from time to time), within the limit of a maximum number of
13,645,293
ordinary shares (being the maximum authorized by the shareholders for each such resolution), representing a maximum potential dilution of approximately
23.04
% based on the share capital of the Company as of September, 2022. As a consequence of the follow-on offering and the upcoming issuance of EIB warrants for tranche A, we do not expect to issue additional shares from the ATM before the next Shareholders meeting.
On January 13, 2023, Calyxt , and Cibus, and the other parties thereto entered into the definitive Merger Agreement under which Calyxt and Cibus will merge in an all-stock transaction. Under the terms of the Merger Agreement, Calyxt will issue shares of its common stock to Cibus shareholders in an exchange ratio such that upon completion of the merger, Calyxt shareholders are expected to own approximately 5% of the combined company, subject to adjustments permitted by the Merger Agreement. The Boards of Directors of both companies unanimously approved the Calyxt Merger. Concurrent with the execution of the merger agreement, certain officers of Calyxt, all of Calyxt’s directors, and Cellectis executed support agreements in favor of the Calyxt Merger.
On February 7, 2023, Cellectis has announced launch of a follow-on offering of $22 million of its ADS. Jefferies LLC and Barclays Capital Inc. (the “Underwriters”) acted as joint book-running managers for the Global Offering. Pricing occured on February 2, 2023, at $2.50 per ADS for 8,800,800 ADSs to be issued. Bpifrance Participations, Baillie Gifford & Co. and Long Focus Capital Management LLC, existing shareholders of the Company, were allocated in the aggregate more than half of the ADS sold in the global offering. On February 7, 2023, Cellectis has announced the exercise by the underwriters, Jefferies LLC and Barclays Capital Inc., of their option (the “Option”) to purchase an additional 1,107,800 ordinary shares (the “Additional Ordinary Shares”) of the Company to be delivered in the form of an aggregate of 1,107,800 ADSs (the “Additional ADSs”). As a consequence, the total number of ordinary shares issued in the form of ADSs amounted to 9,907,800 for the base offering plus the Option exercise bringing the gross proceed to $24.8 million. The aggregate net proceeds to the Company, after deducting underwriting commissions and estimated offering expenses, amounted to approximately $22.8 million.

On March 1, 2023, as stated in the Merger Agreement, Calyxy’s Board of Directors authorized the grant of 3,487,503

RSUs to all employees. These awards will vest upon completion of the Transactions, and accordingly, the expense associated with these awards will be recognized over the period from the date of grant to the estimated closing date of the Transactions. Consequently, after the completion of the Transaction, and subject to the issuance of some or all of such RSUs, Cellectis will own approximately
 2.4% of
Calyxt.